SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2024 TWD ($)	Apr. 30, 2011
Product Information [Line Items]
Impairment losses	$ 0	$ 0	$ 0	$ 0
CDIC insurance limit						$ 3
Allowance for uncollectible accounts	0		0		$ 0
Inventory reserve	0		0		$ 0
Depreciation expense	8,000	11,122	23,806	18,313
Stock option compensation	$ 0		$ 25,600
Minimum [Member]
Product Information [Line Items]
Property and equipment useful life	3 years		3 years			3 years
Maximum [Member]
Product Information [Line Items]
Property and equipment useful life	7 years		7 years			7 years
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Product Information [Line Items]
Concentration risk, percentage			85.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Consultant Technology CO., LTD [member]
Product Information [Line Items]
Concentration risk, percentage			38.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Chicony Power Technology Co., Ltd [Member]
Product Information [Line Items]
Concentration risk, percentage			34.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Basecom Telecommunication Co., LTD [member]
Product Information [Line Items]
Concentration risk, percentage			13.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Chunghwa Telecom [Member]
Product Information [Line Items]
Concentration risk, percentage					50.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | YOU MING HUEI CO. LTD [Member]
Product Information [Line Items]
Concentration risk, percentage				30.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Chicony Power Technology Co., Ltd [Member]
Product Information [Line Items]
Concentration risk, percentage	29.00%	26.00%	16.00%	27.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Basecom Telecommunication Co., LTD [member]
Product Information [Line Items]
Concentration risk, percentage	14.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Chunghwa Telecom [Member]
Product Information [Line Items]
Concentration risk, percentage			13.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Four Customers [Member]
Product Information [Line Items]
Concentration risk, percentage	88.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Security Integration & Consultant Technology CO., LTD [Member]
Product Information [Line Items]
Concentration risk, percentage	32.00%		19.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Claro Enterprise Solutions [Member]
Product Information [Line Items]
Concentration risk, percentage	13.00%		14.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Product Information [Line Items]
Concentration risk, percentage		44.00%		57.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | HWACOM Systems Inc [Member]
Product Information [Line Items]
Concentration risk, percentage		18.00%	15.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Five Customers [Member]
Product Information [Line Items]
Concentration risk, percentage			76.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Other Customers [Member] | Minimum [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%	10.00%
Iveda Phils, Inc. [Member]
Product Information [Line Items]
Noncontrolling interest rate							60.00%